Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Line Items]
Amortization expense	$ 364,692	$ 364,692	$ 1,094,076	$ 1,094,076
Amortization expense					$ 1,458,768	$ 742,570